Fair Value Measurement - Summary of Fair Value of Level 3 Financial Liabilities (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	$ 358	$ 688	$ 663	$ 663	$ 481
Change in fair value	166	717	155	319	182
Reclassification to additional paid-in capital		$ (1,405)
Forfeiture of warrants			(294)	(294)
Fair value, end of period	$ 524		$ 524	$ 688	$ 663